Note 12 - Mezzanine Equity and Stockholders' Equity (Deficiency)	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]

12. Mezzanine Equity and Stockholders’ Equity (Deficiency)

Prior to the Business Combination, the Company had two classes of capital stock: common stock and preferred stock. Following the Business Combination, the Company has one class of capital stock: Common Stock. The following summarizes the terms of the Company’s capital stock.

Common Stock

Pursuant to the Company's restated Articles of Incorporation, the Company is authorized to issue up to 1,000,000,000 shares of common stock at $0.0001 par value. There were 181,821,767 and 100,068,469 shares issued and outstanding at December 31, 2021 and December 31, 2020, respectively. Each share of Common Stock is entitled to one vote. The holders of Common Stock are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors. The Company’s Board of Directors has not declared Common Stock dividends since inception.

On July 1, 2021, as part of the Business Combination, all outstanding shares of Legacy AvePoint common stock was converted into Common Stock of AvePoint, Inc. using an exchange ratio of 8.69144 per share and options to purchase common stock of Legacy AvePoint were converted into options to purchase Common Stock of AvePoint, Inc. using an exchange ratio of 8.6914. All per share information has been retroactively adjusted for this exchange ratio.

Sponsor Earn-Out Shares

On July 1, 2021, as a result of the Business Combination, the Company modified the terms of 2,916,700 shares of Common Stock (“Sponsor Earn-Out Shares”) then held by Apex’s sponsor, such that such shares will be subject to the following vesting provisions:

•	100% of the Sponsor Earn-Out Shares shall vest and be released if at any time through the seventh anniversary of the Business Combination, AvePoint's stock price is greater than or equal to $15.00 (as adjusted for share splits, share capitalization, reorganizations, recapitalizations and the like) over any 20 trading days within any 30 trading day period; and
•	100% of the remaining Sponsor Earn-Out Shares that have not previously vested shall vest and be released if at any time through the seventh anniversary of the Business Combination, the Company consummates a subsequent transaction.

The Sponsor Earn-Out Shares are currently outstanding and receive all benefits of regular shares with the exception of the fact that the shares are held in escrow and restricted from transfer until the vesting conditions described above are met. Consequently, the shares are classified as equity. No Sponsor Earn-Out Shares have vested as of  December 31, 2021.

Public Warrants to Acquire Common Stock

On July 1, 2021, as part of the Business Combination, the Company issued 17,500,000 public warrants with an exercise price of $11.50. Each warrant entitles the registered holder to purchase one share of AvePoint's Common Stock and the warrants are exercisable from the date of issuance through the fifth anniversary of the Business Combination. The public warrants are equity classified and its fair value, based on the publicly traded warrants, was $59.3 million on July 1, 2021 and included in the additional paid-in capital on the consolidated balance sheets. At  December 31, 2021, all 17,500,000 warrants remain outstanding.

Convertible Contingently Redeemable Preferred Stock

On July 1, 2021, as part of the Business Combination, the outstanding preferred stock of the Company was redeemed for cash in part and converted into AvePoint's Common Stock in part in connection with the Business Combination with the Apex Group as described in "Note 3 — Business Combination". At December 31, 2021 and December 31, 2020, the Company was authorized to issue up to 42,000,592 shares of Series C convertible preferred stock (the “Series C Preferred Stock” or “Preferred Stock”) at $0.0001 par value, respectively. The Company had 0 and 42,000,592 shares issued and outstanding as of December 31, 2021 and December 31, 2020, respectively. The Series C Preferred Stock liquidation preference was $403.4 million as of  December 31, 2020. In addition to the Series C Preferred Stock, at December 31, 2021, the Company was authorized to issue up to 20,000,000 of “blank check” preferred stock, the rights, preferences and privileges of which may be designated from time to time by the Company's Board of Directors. Although authorized for issuance, no shares of preferred stock were issued and outstanding at December 31, 2021.

No dividends were declared related to the Preferred Stock in the years ended December 31, 2021 and 2020.

Redeemable Noncontrolling Interest

On December 24, 2020, AEPL Pte. Ltd. ("AEPL"), an unaffiliated entity, acquired a redeemable noncontrolling interest in EduTech through the contribution of 10.0 million Singapore Dollars, which represents an investment of approximately $7.5 million. As of December 31, 2020, we owned an approximate 77.78% interest in EduTech and AEPL owned an approximate 22.22% interest in EduTech. On February 11, 2021, AEPL contributed an additional 1.0 million Singapore Dollars, which represents an additional investment of $0.8 million. At the transaction closing date, we owned an approximate 76.09% interest in EduTech and AEPL owned an approximate 23.91% interest in EduTech. As part of AEPL’s initial and subsequent investment in EduTech, we granted AEPL a put option which allows AEPL to cause us to repurchase AEPL’s shares in EduTech at any time between December 24, 2022 and December 24, 2023 at a price equal to AEPL’s initial and subsequent investment amounts. At each reporting period, we increase the carrying amount of the redeemable noncontrolling interest by periodic accretions using the interest method so that the carrying amount will equal the redemption amount on the date that the put option becomes exercisable. These adjustments are recorded as net income attributable to and accretion of redeemable noncontrolling interest on the consolidated statements of mezzanine equity and stockholders' equity (deficiency). The rollforward of the balance of the redeemable noncontrolling interest is as follows:

Redeemable
noncontrolling
interest
(in thousands)
Beginning balance (December 31, 2020)	$3,061
Issuance of redeemable noncontrolling interest in EduTech	238
Net income (loss) attributable to redeemable noncontrolling interest	(847)
Other comprehensive income (loss) attributable to redeemable noncontrolling interest	(63)
Adjustment to present redemption value as of December 31, 2021	2,821
Ending balance (December 31, 2021)	$5,210